Stock-based compensation - Deferred share units (Details) - DSU	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Stock-based compensation
Number of shares awarded | shares	66,504	72,439
Number of shares available to be redeemed | shares	25,434
Decrease in the DSU liability	$ 60,000.00	$ 100,000
Value of the stock unit liability	2,500,000	2,000,000.0
Value of stock unit liability, current	$ 0	$ 400,000